UNAUDITED PRO FORMA CONDENSED COMBINED BALANCE SHEET (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012
Aemetis Inc
Current assets:
Cash and cash equivalents	$ 103
Accounts receivable	1,470
Inventories	2,965
Prepaid expenses	362
Other current assets	543
Total current assets	5,443
Property, plant, and equipment, net	15,473
Goodwill and intangible assets	2,768
Other assets	1,002
Total assets	24,686
Current liabilities:
Accounts payable	16,936
Current portion of long term secured notes	3,000
Secured notes, net of discount for issuance costs	5,282
Secured related party notes, net of discount for issuance costs	110
Subordinated debt, short-term notes and working capital loans	4,406
Mandatorily redeemable Series B Preferred	2,371
Contingent Consideration
Other current liabilities	3,732
Total current liabilities	35,837
Long term portion of secured notes, net of discount for issuance costs	21,013
Long term debt (related party), net of discount of issuance costs	5,251
Stockholders' deficit:
Preferred Stock	3
Common Stock	134
Additional paid-in capital	48,557
Accumulated deficit	(83,639)
Accumulated other comprehensive income	(2,470)
Total Stockholders' equity (deficit)	(37,415)
Total liabilities and stockholders' equity	24,686
Cilion Inc
Current assets:
Cash and cash equivalents	710
Accounts receivable	2,863
Inventories
Prepaid expenses	36
Other current assets	2,355
Total current assets	5,964
Property, plant, and equipment, net	37,315
Goodwill and intangible assets
Other assets	147
Total assets	43,426
Current liabilities:
Accounts payable	16
Current portion of long term secured notes
Secured notes, net of discount for issuance costs	1,931
Secured related party notes, net of discount for issuance costs
Subordinated debt, short-term notes and working capital loans
Mandatorily redeemable Series B Preferred
Contingent Consideration
Other current liabilities	328
Total current liabilities	2,275
Long term portion of secured notes, net of discount for issuance costs
Long term debt (related party), net of discount of issuance costs
Stockholders' deficit:
Preferred Stock	203,659
Common Stock	10
Additional paid-in capital	26
Accumulated deficit	(162,544)
Accumulated other comprehensive income
Total Stockholders' equity (deficit)	41,151
Total liabilities and stockholders' equity	43,426
Adjustments
Current assets:
Cash and cash equivalents	1,315	[1]
Accounts receivable	(2,863)	[2]
Inventories
Prepaid expenses	(23)	[3]
Other current assets	(988)	[4]
Total current assets	(2,559)
Property, plant, and equipment, net	33,149	[5]
Goodwill and intangible assets
Other assets	926	[5]
Total assets	31,516
Current liabilities:
Accounts payable	(2,863)	[2]
Current portion of long term secured notes
Secured notes, net of discount for issuance costs	16,594	[6]
Secured related party notes, net of discount for issuance costs
Subordinated debt, short-term notes and working capital loans
Mandatorily redeemable Series B Preferred
Contingent Consideration	3,824
Other current liabilities	(315)	[3]
Total current liabilities	17,240
Long term portion of secured notes, net of discount for issuance costs
Long term debt (related party), net of discount of issuance costs
Stockholders' deficit:
Preferred Stock	(203,659)	[7]
Common Stock	10	[7]
Additional paid-in capital	15,554	[7]
Accumulated deficit	202,371	[8]
Accumulated other comprehensive income
Total Stockholders' equity (deficit)	14,276	[8]
Total liabilities and stockholders' equity	31,516
Combined
Current assets:
Cash and cash equivalents	2,128
Accounts receivable	1,470
Inventories	2,965
Prepaid expenses	375
Other current assets	1,910
Total current assets	8,848
Property, plant, and equipment, net	85,937
Goodwill and intangible assets	2,768
Other assets	2,075
Total assets	99,628
Current liabilities:
Accounts payable	14,089
Current portion of long term secured notes	3,000
Secured notes, net of discount for issuance costs	23,807
Secured related party notes, net of discount for issuance costs	110
Subordinated debt, short-term notes and working capital loans	4,406
Mandatorily redeemable Series B Preferred	2,371
Contingent Consideration	3,824
Other current liabilities	3,745
Total current liabilities	55,352
Long term portion of secured notes, net of discount for issuance costs	21,013
Long term debt (related party), net of discount of issuance costs	5,251
Stockholders' deficit:
Preferred Stock	3
Common Stock	154
Additional paid-in capital	64,137
Accumulated deficit	(43,812)
Accumulated other comprehensive income	(2,470)
Total Stockholders' equity (deficit)	18,012
Total liabilities and stockholders' equity	$ 99,628

[1]	(a) Adjustment to reflect additional borrowings under (i) term loan in the amount of $15,000 to fund a portion of the cash Merger consideration; and (ii) $3,500 drawn under the $18,000 revolving loan facility to fund a portion of the cash Merger consideration and working capital, including an initial draw of $2,025 reflected as cash, for total of $18,000, less $710 of the cash held by Cilion that was retained by them.
[2]	(b) Elimination of transactions between Aemetis and Cilion to reflect the consolidation of the two entities after giving effect to the Merger, including: (i) accounts receivable and accounts payable of $2,863 and; (ii) revenues and expenses arising from the lease agreement between Aemetis and Cilion of $1,500 and $2,750 for the six months ended June 30, 2012 and the year months ended December 31, 2011, respectively.
[3]	(f) Elimination of deferred tax obligations in the amount of $315 of Cilion as a result of the Merger. In addition $23 of prepaid expenses were written off.
[4]	(h) Impact of deferred loan fees of $31(see item (c) above) and revaluation of assets of $957 (see (d) above).
[5]	(d) Revaluation of assets pursuant to the purchase price allocation, including adjusting for depreciation of $758 and $1,516 for the six months ended June 30, 2012 and the year ended December 31, 2011, respectively on the step-up in estimated fair value. Buildings, site improvements, integrated mechanical equipment and process equipment are depreciated using the straight-line method over a 20 year life. See Note 2 (Purchase Price Allocation) above.
[6]	(i) Secured notes increased for 16,500 for additional borrowings (see item (a) above), increase in the revolving loan facility for initial draw of 2,025 (see item (a) above), payment of Cilion obligations from Merger Consideration of $1,931 (see item (c) above), and transaction costs of $1,255 (see item (e) above).
[7]	(g) Elimination of all Cilion equity, accumulated deficit and additional paid-in capital due to the Merger as well as the issuance of 20 million shares of stock. See Note 1 (Merger Consideration) above.
[8]	(j) Impact on the income statement in the amount of $37,100 for merger consideration (see item (f) above), $33,119 for revalue of assets (see item (d) above), $1,462 for balance sheet adjustments (see items (a), (b). (f), and (h) above), $1,176 for fair value adjustment of contingent consideration (see Note 1 above), transaction costs of $1,255 incurred subsequent to June 30, 2012, and $162,570 of Cilion accumulated deficit (see item (g) above).